Revenue - Liquefaction Services Revenue (Details) $ in Thousands, t in Millions		1 Months Ended	9 Months Ended
	May 31, 2018 USD ($)	Jul. 31, 2021 USD ($) t	Sep. 30, 2022 USD ($) t $ / barrel	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Total operating revenues			$ 208,791	$ 194,760
Oil price per barrel (in usd per barrel) | $ / barrel			60
Upfront payment	$ 33,800
Decrease in revenue, liquidated damages			$ 400	400
Decrease in revenue, demurrage cost			900	0
Other non-current liabilities			$ 94,843		$ 93,159
Hilli LLC
Disaggregation of Revenue [Line Items]
Expected increase of capacity per annum | t		0.2
Hilli LLC | Incremental capacity
Disaggregation of Revenue [Line Items]
Expected capacity per annum | t			1.4
FLNG
Disaggregation of Revenue [Line Items]
MTM asset on TTF linked commodity swap (note 20)						$ 79,600
Derivative liability		$ 28,300
Base tolling fee
Disaggregation of Revenue [Line Items]
Total operating revenues			$ 153,376	153,376
Liquefaction services revenue
Disaggregation of Revenue [Line Items]
Total operating revenues			178,314	164,614
Amortization of deferred commissioning period revenue billing			3,081	3,081
Amortization of day 1 gain			19,442	7,264
Overproduction revenue			0	1,313
Revenue from contract with customer			3,750	0
Other			(1,335)	$ (420)
Liquidated Damages
Disaggregation of Revenue [Line Items]
Other non-current liabilities			$ 4,600